Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011	Jul. 31, 2010
Income Statement [Abstract]
TOTAL REVENUES	$ 0	$ 0	$ 0	$ 0
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	36,721	26,482	113,434	99,095
(LOSS) FROM OPERATIONS	(36,721)	(26,482)	(113,434)	(99,095)
OTHER INCOME
Income from legal settlement	0	16,064	33,748	16,064
Interest income	3,204	2,581	9,074	4,901
TOTAL OTHER INCOME	3,204	18,645	42,822	20,965
(LOSS) FROM OPERATIONS BEFORE CORPORATION INCOME TAXES	(33,517)	(7,837)	(70,612)	(78,130)
CORPORATION INCOME TAXES	0	0	0	0
NET (LOSS)	$ (33,517)	$ (7,837)	$ (70,612)	$ (78,130)
NET (LOSS) FROM OPERATIONS PER COMMON SHARE – BASIC AND DILUTED	$ (0.03)	$ (0.01)	$ (0.06)	$ (0.07)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING – BASIC AND DILUTED	1,144,324	1,144,324	1,144,324	1,144,324